Interests in Other Entities - Summary of Group's Subsidiaries Non-controlling Interests (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	S/ 327,690	S/ 398,275
Viva Negocio Inmobiliario SA And Subsidiaries [Member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	132,238	168,839
Cumbra Peru SA And Subsidiaries [Member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	51,798	61,569
Norvial S.A. [member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	57,941	63,031
UNNA ENERGIA S.A. [Member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	24,162	24,413
Tren Urbano De Lima S A [Member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	59,231	77,564
Promotora Larcomar S.A. [member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	3,022	3,058
Others [member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	S/ (702)	S/ (199)